UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 11

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2011

Date of reporting period:	2/28/2011

Item 1.	Schedule of Investments

Prudential Government Securities Money Market Fund

Schedule of Investments

as of February 28, 2011 (Unaudited)

Principal Amount (000)	Description	Value
Federal Farm Credit Bank 0.4%
$ 775	2.625%, 04/21/11	$ 777,583

Federal Home Loan Bank 6.8%
3,250	0.160%, 04/25/11(a)	3,249,206
3,450	0.164%, 07/11/11(b)	3,448,732
2,500	0.167%, 08/25/11(b)	2,498,980
3,000	0.167%, 08/25/11(b)	2,999,045

		12,195,963

Federal Home Loan Mortgage Corp. 15.2%
9,358	0.165%, 04/25/11(a)	9,355,641
5,000	0.192%, 04/01/11(a)	4,999,174
1,500	0.221%, 05/04/11(b)	1,500,101
1,000	0.230%, 04/19/11(a)	999,687
10,443	0.363%, 04/01/11, MTN(b)	10,444,672

		27,299,275

Federal National Mortgage Assoc. 13.5%
10,000	0.130%, 04/15/11(a)	9,998,375
2,000	0.160%, 03/15/11(a)	1,999,876
4,020	0.160%, 04/01/11(a)	4,019,446
2,251	0.161%, 04/20/11(a)	2,250,495
1,000	0.165%, 04/26/11(a)	999,743
3,100	0.174%, 08/11/11(b)	3,099,034
1,748	0.200%, 04/07/11(a)	1,747,641

		24,114,610

Other Instruments - Agency Guaranteed Bonds 11.2%
	General Electric Capital Corp., FDIC Gtd. Notes, MTN
5,000	1.800%, 03/11/11(c)	5,002,227
	Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes
5,000	0.382%, 03/15/11(b)(c)	5,000,000
	JPMorgan Chase & Co., FDIC Gtd. Notes
10,000	0.433%, 04/01/11(b)(c)	10,000,000

		20,002,227

U.S. Treasury Obligations 33.4%
	U.S. Treasury Bill
25,000	0.147%, 04/14/11(a)	24,995,493
20,000	0.160%, 03/03/11(a)	19,999,822
10,000	0.160%, 03/17/11(a)	9,999,289
3,000	0.250%, 11/17/11(a)	2,994,562
2,000	0.255%, 08/25/11(a)	1,997,493

		59,986,659

Repurchase Agreements(d) 19.5%
	Barclays Capital
10,054	0.200%, dated 02/28/11, due 03/01/11 in the amount of $10,054,056 (cost $10,054,000)	10,054,000

	Goldman Sachs & Co.
15,000	0.180%, dated 02/23/11, due 03/02/11 in the amount of $15,000,525 (cost $15,000,000)	15,000,000
	UBS
10,000	0.170%, dated 02/24/11, due 03/03/11 in the amount of $10,000,331 (cost $10,000,000)	10,000,000

		35,054,000

	TOTAL INVESTMENTS 100.0% (amortized cost $179,430,317)(e)	179,430,317
	LIABILITIES IN EXCESS OF OTHER ASSETS	(68,723)

	NET ASSETS 100.0%	$179,361,594

The following abbreviations are used in the portfolio descriptions:

FDIC—Federal Deposit Insurance Corp.
MTN—Medium Term Note
(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2011.
(c)	FDIC Guarantee issued under the Temporary Liquidity Guarantee Program.
(d)	Repurchase agreements are collateralized by U.S. Government Agency or FDIC Guaranteed issuances.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Federal Farm Credit Bank	$—	$777,583	$—
Federal Home Loan Bank	—	12,195,963	—
Federal Home Loan Mortgage Corp.	—	27,299,275	—
Federal National Mortgage Assoc.	—	24,114,610	—
Other Instruments — Agency Guaranteed Bonds	—	20,002,227	—
U.S Treasury Obligations	—	59,986,659	—
Repurchase Agreements	—	35,054,000	—

Total	$—	$179,430,317	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates fair value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

On December 1, 2010, the Board of Trustees of the Fund determined that it was in the best interest of shareholders for the Fund to cease operations. Shareholders of the Fund will receive payments equal to the NAV of their shares as of the redemption date, which is scheduled to take place on or about May 3, 2011.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 11

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 19, 2011

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 19, 2011

*	Print the name and title of each signing officer under his or her signature.